LEASES - Recognition of amounts in the consolidated statements of income with respect to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Amortization of right-of-use assets	$ 33,998	$ 34,046
Interest expense on lease obligations	4,437	4,350
Variable lease payments not included in the measurement of lease obligations	141,602	115,467
Expenses relating to short-term leases	8,476	6,598
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$ 3,339	$ 3,114